Aasgard Small & Mid-Cap Fund
Schedule of Investments
at December 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 90.45%	Value
	Administrative and Support Services - 4.27%
10,045	Broadridge Financial Solutions, Inc.	$1,538,894
6,350	Scotts Miracle-Gro Co.	1,264,539
		2,803,433
	Ambulatory Health Care Services - 1.90%
10,460	Quest Diagnostics, Inc.	1,246,518
	Chemical Manufacturing - 4.12%
5,900	Clorox Co.	1,191,328
16,725	RPM International, Inc.	1,518,295
		2,709,623
	Computer and Electronic Product Manufacturing - 16.86%
13,620	Agilent Technologies, Inc.	1,613,834
12,100	Amphenol Corp.	1,582,317
28,015	FLIR Systems, Inc.	1,227,898
19,625	Maxim Integrated Products, Inc.	1,739,756
12,430	Microchip Technology, Inc.	1,716,707
3,320	Monolithic Power Systems, Inc.	1,215,884
16,565	Teradyne, Inc.	1,985,978
		11,082,374
	Construction of Buildings - 2.02%
19,300	D.R. Horton, Inc.	1,330,156
	Credit Intermediation and Related Activities - 4.19%
19,927	Commerce Bancshares, Inc.	1,309,198
89,560	Regions Financial Corp.	1,443,707
		2,752,905
	Data Processing, Hosting, and Related Services - 2.05%
4,045	FactSet Research Systems, Inc.	1,344,963
	Electronics and Appliance Stores - 1.59%
10,500	Best Buy Co., Inc.	1,047,795
	Food Manufacturing - 1.63%
22,130	Campbell Soup Co.	1,069,985
	Food Services and Drinking Places - 1.55%
2,655	Domino's Pizza, Inc.	1,018,086
	Funds, Trusts, and Other Financial Vehicles - 2.42%
13,280	Garmin Ltd.	1,589,085
	Furniture and Home Furnishings Stores - 2.37%
15,260	Williams-Sonoma, Inc.	1,554,078
	Insurance Carriers and Related Activities - 5.38%
9,770	Arthur J. Gallagher & Co.	1,208,647
23,325	Brown & Brown, Inc.	1,105,838
11,735	RLI Corp.	1,222,200
		3,536,685
	Machinery Manufacturing - 4.17%
18,695	Graco, Inc.	1,352,583
6,980	IDEX Corp.	1,390,416
		2,742,999
	Merchant Wholesalers, Durable Goods - 4.01%
3,900	Pool Corp.	1,452,750
5,230	Watsco, Inc.	1,184,857
		2,637,607
	Merchant Wholesalers, Nondurable Goods - 2.02%
9,445	Tractor Supply Co.	1,327,778
	Miscellaneous Manufacturing - 3.90%
11,530	Hill-Rom Holdings, Inc.	1,129,594
7,575	STERIS plc - ADR	1,435,766
		2,565,360
	Nonmetallic Mineral Product Manufacturing - 1.70%
14,720	Owens Corning	1,115,187

	Pipeline Transportation - 1.60%
52,525	Williams Cos., Inc.	1,053,126
	Professional, Scientific, and Technical Services - 5.49%
15,185	Booz Allen Hamilton Holding Corp.	1,323,828
9,360	CDW Corp.	1,233,555
14,345	MAXIMUS, Inc.	1,049,911
		3,607,294
	Rail Transportation - 2.22%
7,145	Kansas City Southern	1,458,509
	Rental and Leasing Services - 1.88%
18,390	McGrath RentCorp	1,233,969
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.82%
9,030	Nasdaq, Inc.	1,198,642
	Support Activities for Transportation - 2.17%
14,965	Expeditors International of Washington, Inc.	1,423,321
	Telecommunications - 2.27%
7,005	ResMed, Inc.	1,488,983
	Transportation Equipment Manufacturing -1.59%
11,265	Thor Industries, Inc.	1,047,532
	Truck Transportation - 1.71%
8,235	J.B. Hunt Transport Services, Inc.	1,125,313
	Utilities - 3.55%
22,035	Alliant Energy Corp.	1,135,464
12,580	Atmos Energy Corp.	1,200,509
		2,335,973
	TOTAL COMMON STOCKS (Cost $42,619,774)	59,447,279

	REITS - 7.66%
8,115	CoreSite Realty Corp.	1,016,647
33,520	Duke Realty Corp.	1,339,794
11,485	Extra Space Storage, Inc.	1,330,652
61,721	Medical Properties Trust, Inc.	1,344,901
	TOTAL REITS (Cost $3,867,807)	5,031,994

Shares	MONEY MARKET FUND - 2.64%	Value
1,736,838	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.01% (a)	1,736,838
	TOTAL MONEY MARKET FUND (Cost $1,736,838)	1,736,838

	TOTAL INVESTMENTS IN SECURITIES (Cost $48,224,419) - 100.75%	66,216,111
	Liabilities in Excess of Other Assets - (0.75)%	(489,854)
	NET ASSETS - 100.00%	$65,726,257

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of December 31, 2020.

Aasgard Small & Mid-Cap Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Aasgard Small & Mid-Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Accomodation and Food Services	$1,018,086	$-	$-	$1,018,086
Administrative Support and Waste Management	2,803,433	-	-	2,803,433
Construciton	1,330,156	-	-	1,330,156
Finance and Insurance	9,077,317	-	-	9,077,317
Health Care and Social Assistance	1,246,518	-	-	1,246,518
Information	2,833,945	-	-	2,833,945
Manufacturing	22,333,061	-	-	22,333,061
Professional, Scientific, and Technical Services	3,607,293	-	-	3,607,293
Real Estate and Rental and Leasing	1,233,969	-	-	1,233,969
Retail Trade	2,601,874	-	-	2,601,874
Transportation and Warehousing	5,060,269	-	-	5,060,269
Utilities	2,335,973	-	-	2,335,973
Wholesale Trade	3,965,385	-	-	3,965,385
Total Common Stocks	59,447,279	-	-	59,447,279
REITs	5,031,994	-	-	5,031,994
Money Market Fund	1,736,838	-	-	1,736,838
Total Investments in Securities	$66,216,111	$-	$-	$66,216,111

Refer to the Fund’s schedule of investments for a detailed break-out of securites by industry classification.